Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Taxes
December 31, 2021
Deferred Tax Asset:
Net Operating Loss	$9,980,911
Valuation Allowance	(9,980,911)
Net Deferred Asset	$—